EQUITY - Income reserves (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
EQUITY
Balance	R$ 2,474,974
Reversal of reserves	550,000	R$ 700,000
Balance	2,463,228	2,474,974
Income reserves
EQUITY
Balance	2,474,974	2,410,571
Reversal of reserves	(550,000)	(700,000)
Recording of reserves	538,254	764,403
Balance	2,463,228	2,474,974
Legal reserve
EQUITY
Balance	1,907,905	1,703,643
Recording of reserves	230,439	204,262
Balance	2,138,344	1,907,905
Expansion and modernization reserve
EQUITY
Balance	550,000	700,000
Reversal of reserves	(550,000)	(700,000)
Recording of reserves	297,000	550,000
Balance	297,000	550,000
Tax incentive reserve
EQUITY
Balance	17,069	6,928
Recording of reserves	10,815	10,141
Balance	R$ 27,884	R$ 17,069